SHARE CAPITAL AND RESERVES (Details 1)	9 Months Ended
Dec. 31, 2024 $ / shares shares
Statement [Line Items]
Number of options outstanding	9,110,000
Weighted average remaining contractual life (years)	2 years 10 months 9 days
Number of options exercisable	6,181,666
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.12
Number of options outstanding	2,080,000
Weighted average remaining contractual life (years)	2 months 8 days
Number of options exercisable	2,080,000
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.11
Number of options outstanding	1,000,000
Weighted average remaining contractual life (years)	2 years 6 months 7 days
Number of options exercisable	1,000,000
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.125
Number of options outstanding	520,000
Weighted average remaining contractual life (years)	1 year 3 months 10 days
Number of options exercisable	346,666
Exercise Price 4
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.105
Number of options outstanding	5,100,000
Weighted average remaining contractual life (years)	4 years 2 months 19 days
Number of options exercisable	2,550,000
Exercise Price 5
Statement [Line Items]
Weighted average exercise price outstanding, beginning | $ / shares	$ 0.105
Number of options outstanding	410,000
Weighted average remaining contractual life (years)	2 years 2 months 19 days
Number of options exercisable	205,000